Segment Information - Summary Of Purchase Accounting And Related Adjustments (Detail) - USD ($) $ in Millions		9 Months Ended				12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Purchase accounting and related adjustments	[1]	$ 19.4		$ 51.4
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Direct operating		0.0		0.7		$ 0.7		$ 0.4		$ 1.0
General and administrative expense		15.4	[2]	46.4	[2]	55.2	[3]	59.2	[3]	47.2	[3]
Depreciation and amortization		4.0		4.3		5.7		5.7		3.8
Purchase accounting and related adjustments		$ 19.4		$ 51.4		$ 61.6	[4]	$ 65.3	[4]	$ 52.0	[4]

[1]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in recent acquisitions. These adjustments include the accretion of the noncontrolling interest discount related to Pilgrim Media Group and 3 Arts Entertainment, the amortization of the recoupable portion of the purchase price and the expense associated with the earned distributions related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense. The following sets forth the amounts included in each line item in the financial statements:
[2]	These adjustments include the non-cash charge for the accretion of the noncontrolling interest discount related to Pilgrim Media Group and 3 Arts Entertainment, the non-cash charge for the amortization of the recoupable portion of the purchase price and the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.
[3]	These adjustments include the non-cash charge for the accretion of the noncontrolling interest discount related to Pilgrim Media Group and 3 Arts Entertainment, the non-cash charge for the amortization of the recoupable portion of the purchase price and the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected in as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.
[4]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in recent acquisitions. The following sets forth the amounts included in each line item in the financial statements: Year Ended March 31, 2023 2022 2021 (Amounts in millions) Purchase accounting and related adjustments: Direct operating $ 0.7 $ 0.4 $ 1.0 General and administrative expense(i) 55.2 59.2 47.2 Depreciation and amortization 5.7 5.7 3.8 $ 61.6 $ 65.3 $ 52.0 F-79 Table of Contents (i) These adjustments include the non-cash charge for the accretion of the noncontrolling interest discount related to Pilgrim Media Group and 3 Arts Entertainment, the non-cash charge for the amortization of the recoupable portion of the purchase price and the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected in as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment. Year Ended March 31, 2023 2022 2021 (Amounts in millions) Amortization of recoupable portion of the purchase price $ 7.7 $ 7.7 $ 7.7 Noncontrolling interest discount amortization 13.2 22.7 22.7 Noncontrolling equity interest in distributable earnings 34.3 28.8 16.8 $ 55.2 $ 59.2 $ 47.2 See Note 12 for revenues by media or product line as broken down by segment for the fiscal years ended March 31, 2023, 2022 and 2021.